July 31, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty-Stein Roe Funds Income Trust(the "Trust")
          Stein Roe Income Fund
          Stein Roe Intermediate Bond Fund
          Stein Roe High Yield Fund
          (the "Funds")
          File Nos. 811-4552 & 33-02633

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated August 1, 2000 of the Funds do not differ from that contained in Post-Effective Amendment No. 41(the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 28, 2000.

Very truly yours,

Liberty-Stein Roe Funds Income Trust

/s/ VINCENT PIETROPAOLO
Vincent Pietropaolo
Assistant Secretary